PIMCO Equity Series

Supplement dated May 12, 2010 to the

Institutional Class, Class P, Administrative Class and Class D Prospectus for the

PIMCO EqS Pathfinder Fund™, dated April 9, 2010

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Institutional Class, Class P, Administrative Class and Class D – Payments to Financial Firms – Class D” section on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Funds.

Investors Should Retain This Supplement For Future Reference

PEQS4857 SUPP 051210

PIMCO Equity Series

Supplement dated May 12, 2010 to the

Class A, Class C and Class R Prospectus for the PIMCO EqS Pathfinder Fund™,

dated April 9, 2010

Effective immediately, the third sentence of the fourth paragraph in the “Classes of Shares – Class A, C and R Shares – Payments to Financial Firms” section on page 15 of the Prospectus is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Funds.

Investors Should Retain This Supplement For Future Reference

PIMCO Equity Series

Supplement Dated May 12, 2010 to the

Statement of Additional Information,

dated April 9, 2010

Effective immediately, the first paragraph in the “Management of the Trust – Proxy Voting Policies and Procedures” section on page 42 is deleted in its entirety and replaced with the following:

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Advisers Act. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. In addition to covering the voting of equity securities, the Proxy Policy also applies generally to voting and/or consent rights of PIMCO, on behalf of the Fund, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures. The Proxy Policy does not apply, however, to consent rights that primarily entail decisions to buy or sell investments, such as tender or exchange offers, conversions, put options, redemption and Dutch auctions. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of the Fund and its shareholders.

Also, effective immediately, the third sentence of the third paragraph on page 50 in the “Distribution of Trust Shares” section is deleted in its entirety and replaced with the following:

The level of payments made to a financial firm in any future year will vary and generally will not exceed the sum of (a) 0.10% of such year’s fund sales by that financial firm and (b) 0.06% of the assets attributable to that financial firm invested in series of Allianz Funds and Allianz Funds Multi-Strategy Trust and 0.03% of the assets invested in series of the Trust and PIMCO Funds.

Investors Should Retain This Supplement For Future Reference

PEQS SUPP 051210